Provisions for contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Other provisions, contingent liabilities and contingent assets [Abstract]
Probable losses from civil, tax, labor and environmental contingencies
The balance of probable losses from civil, tax, labor and environmental contingencies recognized by the Group is as follow:

	2024	2023

Civil	481	—
Tax	4,230	9
Labor	9,161	8,801
Environmental	130	35

Total	14,002	8,845